SCUDDER
                                                                     INVESTMENTS

Scudder Worldwide 2004 Fund

Supplement to Currently Effective Prospectus

The following supplements the information in the "Who Manages and Oversees the Funds" section of the prospectus:

The subadvisor

Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), One Appold Street, London, England, an affiliate of the advisor, is the subadvisor for Scudder Worldwide 2004 Fund. DeAMIS provides a full range of international investment advisory services to institutional and retail clients.
The following replaces the information in "The portfolio managers" section of the fund's prospectus:

The following people handle the day-to-day management of the fund:

  Alex Tedder                                Stuart Kirk
  Director of Deutsche Asset Management      Associate Director of Deutsche Asset
  and Lead Manager of the fund.              Management and Co-Manager of the fund.
   o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management
     1994 and the fund in 2002.                 in 1995 and the fund in 2002.
   o Previously managed European              o Analyst and fund manager in
     equities and responsible for               London, having since served as
     insurance sector with 4 years of           portfolio manager and analyst for
     experience at Schroder Investment          International Equity in Sydney.
     Management.                              o Portfolio manager for EAFE Equity
   o Head of International Select Equity        and global equity analyst for
     strategy; portfolio manager and            Business Services & Transport
     analyst for Core EAFE strategy:            sector: London.
     London.                                  o MA, Cambridge University.
   o MA, Freiburg University.
                                             Marc Slendebroek
  Clare Brody                                Vice President of Deutsche Asset
  CFA, Director of Deutsche Asset            Management and Co-Manager of the fund.
  Management and Co-Manager of the fund.      o Joined Deutsche Asset Management
   o Joined Deutsche Asset Management in        in 1994 and the fund in 1999.
     1993 and the fund in 2002.               o Over 13 years of investment
   o Portfolio manager with primary             industry experience.
     focus on European markets and            o MA, University of Leiden
     senior analyst covering global             (Netherlands).
     telecommunications and pulp and
     paper.
   o 10 years of investment industry
     experience.


May 30, 2002